Risk Management and Fair Value Measurements	12 Months Ended
Dec. 31, 2025
Risk Management And Fair Value Measurements
Risk Management and Fair Value Measurements

12. Risk Management and Fair Value Measurements:

The principal financial assets of the Company as of December 31, 2025 consist of cash and cash equivalents, short-term investments in time deposits and trade accounts receivable from charterers. The principal financial liabilities of the Company consist of long-term bank loans, trade accounts payable and accrued and other liabilities.

Interest rate risk: The Company’s loan interest rates are calculated at SOFR (or Term SOFR) plus a margin, as described in Note 8 above, hence, the Company is exposed to movements in SOFR. The Company has used interest rate caps in prior periods to mitigate its variable interest rate exposure and may consider entering into additional hedging arrangements in the future to further limit the impact of interest rate volatility on its results of operations and cash flows. As of December 31, 2025, the Company did not have any interest rate derivatives outstanding.

All of Company’s bank loans accrue interest based on SOFR (Secured Overnight Financing Rate), typically for one, three and six-month interest periods, which has been historically volatile.

Credit risk: Credit risk relates primarily to trade accounts receivable from charterers and cash, cash equivalents and short-term investments in time deposits held with financial institutions. Financial instruments, which potentially subject the Company to significant concentrations of credit risk, consist principally of cash, cash equivalents, short-term investments in time deposits and trade accounts receivable from charterers. Trade accounts receivable from charterers are presented net of expected credit losses. The Company limits its credit risk with accounts receivable by performing ongoing credit evaluations of its customers’ financial condition and generally does not require collateral for its accounts receivable. The Company places its cash and cash equivalents, consisting mostly of deposits, primarily with high credit quality financial institutions and performs periodic evaluations of the relative creditworthiness of those financial institutions as part of the Company’s investment strategy. The maximum exposure to credit risk is represented by the carrying amount of each financial asset on the Consolidated Balance Sheets.

Currency risk: The Company’s transactions are denominated primarily in U.S. dollars; therefore, overall currency exchange risk is limited. Balances in foreign currency other than U.S. dollars are not considered significant.

Fair value: The carrying amounts of cash and cash equivalents, short-term investment in time deposits, trade accounts receivable, prepayments and other current assets, trade accounts payable, accrued and other liabilities and due to related parties reported in the consolidated balance sheets approximate their respective fair values because of the short-term nature of these accounts. The fair values of long-term bank loans and restricted cash also approximate the recorded values due to the variable interest rates payable.

PYXIS TANKERS INC.

Notes to the Consolidated Financial Statements

December 31, 2024 and 2025

(Expressed in thousands of U.S. dollars, except for share

12. Risk Management and Fair Value Measurements: – Continued:

i. Assets measured at fair value on a recurring basis: Interest rate cap

The Company did not have any interest rate derivatives outstanding as of December 31, 2024 and 2025, respectively. Accordingly, there were no assets or liabilities measured at fair value on a recurring basis related to interest rate caps as of December 31, 2024 and 2025. The Company’s most recent interest rate cap was sold on January 25, 2023, resulting in net cash proceeds of $600. A loss of $59 related to the financial derivative instrument was recognized in the accompanying Consolidated Statements of Comprehensive Income.

ii. Assets measured at fair value on a non-recurring basis: Long lived assets held and used

As of December 31, 2023, 2024 and 2025, the Company reviewed the carrying amount in connection with the estimated recoverable amount for each of its vessels held and used. This review indicated that such carrying amount was fully recoverable for the Company’s vessels held and used. No impairment loss was recognized for the years ended December 31, 2023, 2024 and 2025.

As of December 31, 2024 and 2025, the Company did not have any other assets or liabilities measured at fair value on a non-recurring basis.